Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Convertible Preferred stock	Common Stock	Additional paid-in capital	Treasury stock	Accumulated deficit	Unearned ESOP shares	Accumulated other comprehensive income	Total
Balance at Dec. 31, 2010	$ 1,486,000	$ 5,000	$ 8,239,000		$ (11,577,000)	$ (1,024,000)		$ (2,871,000)
Balance (in shares) at Dec. 31, 2010	401,000	5,081,000
Net loss					(5,168,000)			(5,168,000)
Reverse Recapitalization Transaction [Abstract]
Shares deemed issued to Comamtech stockholders in exchange for net assets contributed		2,000	3,945,000					3,947,000
Shares deemed issued to Comamtech stockholders in exchange for net assets contributed (in shares)		2,187,000
Expenses related to reverse recapitalization			(730,000)					(730,000)
Issuance of common shares for finders fee			354,000					354,000
Issuance of common shares for finders fee (in shares)		154,000
Repurchase 153,883 shares of common stock				(205,000)				(205,000)
Employee stock-based compensation			200,000					200,000
Common shares issued in connection with Exchange Agreement	4,529,000	1,000	2,348,000					6,878,000
Common shares issued in connection with Exchange Agreement (in shares)	1,415,000	695,000
Common shares issued in exchange for services			158,000					158,000
Common shares issued in exchange for services (in shares)		66,000
Accrued dividends on preferred stock	305,000				(486,000)			(181,000)
Principal payment from ESOP						125,000		125,000
Balance at Dec. 31, 2011	6,320,000	8,000	14,514,000	(205,000)	(17,231,000)	(899,000)		2,507,000
Balance (in shares) at Dec. 31, 2011	1,816,000	8,183,000
Net loss					(3,866,000)			(3,866,000)
Foreign currency translation adjustment							22,000	22,000
Convertible Series C Preferred retired	(4,906,000)				377,000			(4,529,000)
Convertible Series C Preferred retired (in shares)	(1,415,000)
Convertible Series D Preferred sold in private placement, net of issuance costs	5,668,000		355,000					6,023,000
Convertible Series D Preferred sold in private placement, net of issuance costs (in shares)	704,000
Shares issued in connection with Illume acquisition		1,000	697,000					698,000
Shares issued in connection with Illume acquisition (in shares)		617,000
Shares issued in connection with Apex acquisition			341,000					341,000
Shares issued in connection with Apex acquisition (in shares)		325,000
Common stock issued as an antidilution adjustment			173,000					173,000
Common stock issued as an antidilution adjustment (in shares)		175,000
Reverse Recapitalization Transaction [Abstract]
Employee stock-based compensation			52,000					52,000
Accrued dividends on preferred stock	288,000				(954,000)			(666,000)
Principal payment from ESOP						132,000		132,000
Balance at Dec. 31, 2012	$ 7,370,000	$ 9,000	$ 16,132,000	$ (205,000)	$ (21,674,000)	$ (767,000)	$ 22,000	$ 887,000
Balance (in shares) at Dec. 31, 2012	1,105,000	9,300,000